Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Operating activities
Net income	$ 70.2	$ 151.7	$ 143.6
Items not affecting cash:
Depreciation and amortization	84.6	63.1	22.7
Income tax expense	15.8	12.0	38.9
Interest expense	26.7	20.4	13.7
Foreign exchange loss (gain)	9.0	(0.7)	2.7
Acceleration of unamortized costs on debt extinguishment	1.1	7.0	0.0
Loss on disposal of assets	0.3	1.7	0.2
Share-based payment	11.3	8.5	3.8
Total items not affecting cash	219.0	263.7	225.6
Changes in non-cash operating items	102.5	(130.6)	(100.7)
Income taxes paid	(6.8)	(52.1)	(41.0)
Interest paid	(21.0)	(18.5)	(10.5)
Net cash from operating activities	293.7	62.5	73.4
Investing activities
Purchase of property, plant and equipment	(26.9)	(45.3)	(30.3)
Investment in intangible assets	(5.1)	(17.0)	(19.0)
Business combination	0.0	0.0	(33.6)
Net cash used in investing activities	(32.0)	(62.3)	(82.9)
Financing activities
Term loan borrowings	247.5	0.0	0.0
Transaction costs on financing activities	(10.8)	(2.3)	0.0
Subordinate voting shares purchased for cancellation	0.0	(38.7)	0.0
Principal paid on lease liabilities	(38.8)	(24.7)	0.0
Settlement of term loan derivative contracts	(4.9)	4.6	0.0
Exercise of stock options	4.0	2.4	3.1
Net cash from (used in) financing activities	197.0	(58.7)	3.1
Effects of foreign currency exchange rate changes on cash	(12.5)	1.6	(0.3)
Increase (decrease) in cash	446.2	(56.9)	(6.7)
Cash, beginning of period	31.7	88.6	95.3
Cash, end of period	$ 477.9	$ 31.7	$ 88.6